13. Commitments (Details Narrative) - Quarter Three Report [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Royalty Information		The term shall carry a royalty minimum of $12,000,000. If licensee does not pay GE a cumulative royalty of $12,000,000 over the term of the agreement, the difference between $12,000,000 and all prior payments would be due on December 31, 2018.
Cash Compensation	$ 12,500
Corporate Office 1
Security Deposit Paid		$ 27,020
Security Deposit Collected		35,981
Corporate Office 2
Security Deposit Paid		1,914
Base Rent		$ 97,266
Chief Executive Officer [Member]
Shares Granted		750,000	1,250,000
Shares Granted, Value			$ 312,500
Annual Salary		$ 150,000
Office [Member]
Shares Granted		250,000
Monthly Consulting Fee		$ 6,500